Quarterly Report
September 30, 2024
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q3

Portfolio of Investments
9/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.0%
CACI International, Inc., “A” (a)	1,598	$806,287
Apparel Manufacturers – 2.5%
PVH Corp.	10,093	$1,017,677
Skechers USA, Inc., “A” (a)	16,934	1,133,223
		$2,150,900
Automotive – 1.8%
Methode Electronics, Inc.	29,797	$356,372
REV Group, Inc.	23,877	669,989
Visteon Corp. (a)	5,045	480,486
		$1,506,847
Biotechnology – 2.6%
Adaptive Biotechnologies Corp. (a)	18,582	$95,140
Alector, Inc. (a)	34,293	159,805
Arcus Biosciences, Inc. (a)	15,877	242,759
Beam Therapeutics, Inc. (a)	11,325	277,462
Entrada Therapeutics, Inc. (a)	13,621	217,664
Exelixis, Inc. (a)	9,894	256,749
Fate Therapeutics, Inc. (a)	32,009	112,032
iTeos Therapeutics, Inc. (a)	4,643	47,405
Kodiak Sciences, Inc. (a)	9,174	23,944
Novavax, Inc. (a)	18,344	231,685
Sana Biotechnology, Inc. (a)	11,269	46,879
Sangamo Therapeutics, Inc. (a)	38,028	32,936
Twist Bioscience Corp. (a)	5,753	259,921
Voyager Therapeutics, Inc. (a)	33,732	197,332
		$2,201,713
Brokerage & Asset Managers – 0.3%
A-Mark Precious Metals, Inc.	5,151	$227,468
Business Services – 4.8%
Andersons, Inc.	755	$37,856
BlueLinx Holdings, Inc. (a)	5,458	575,382
Boise Cascade Corp.	1,218	171,714
Insperity, Inc.	1,251	110,088
Medifast, Inc. (a)	860	16,460
TaskUs, Inc., “A” (a)	77,779	1,004,905
TriNet Group, Inc.	9,960	965,821
UL Solutions, Inc.	6,293	310,245
World Fuel Services Corp.	16,423	507,635
Yext, Inc. (a)	57,317	396,633
		$4,096,739
Chemicals – 3.0%
Avient Corp.	16,196	$814,983
Element Solutions, Inc.	45,343	1,231,516
Rayonier Advanced Materials, Inc. (a)	59,026	505,262
		$2,551,761
Computer Software – 5.9%
ACI Worldwide, Inc. (a)	5,762	$293,286
Clear Secure, Inc., “A”	24,879	824,490
Consensus Cloud Solutions, Inc. (a)	4,407	103,785

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Dun & Bradstreet Holdings, Inc.	32,999	$379,818
Elastic N.V. (a)	8,351	641,023
Five9, Inc. (a)	8,354	240,010
Nutanix, Inc. (a)	11,943	707,623
OneStream, Inc. (a)	11,552	391,613
PagerDuty, Inc. (a)	44,852	832,004
Sabre Corp. (a)	131,736	483,471
SentinelOne, Inc., “A” (a)	6,352	151,940
		$5,049,063
Computer Software - Systems – 1.4%
Adtran Holdings, Inc. (a)	13,682	$81,134
Rimini Street, Inc. (a)	58,114	107,511
Verint Systems, Inc. (a)	38,758	981,740
		$1,170,385
Construction – 3.2%
AZEK Co., Inc. (a)	22,242	$1,040,925
Builders FirstSource, Inc. (a)	3,547	687,621
GMS, Inc. (a)	10,419	943,649
SiteOne Landscape Supply, Inc. (a)	260	39,237
		$2,711,432
Consumer Products – 3.9%
e.l.f. Beauty, Inc. (a)	6,722	$732,900
Herbalife Ltd. (a)	7,990	57,448
Newell Brands, Inc.	159,109	1,221,957
Prestige Consumer Healthcare, Inc. (a)	18,128	1,307,029
		$3,319,334
Consumer Services – 2.1%
Grand Canyon Education, Inc. (a)	9,357	$1,327,290
Lyft, Inc. (a)	37,746	481,262
		$1,808,552
Electrical Equipment – 1.3%
Armstrong World Industries, Inc.	8,506	$1,117,944
Electronics – 4.5%
Advanced Energy Industries, Inc.	9,410	$990,308
Axcelis Technologies, Inc. (a)	8,708	913,034
Bel Fuse, Inc.	682	53,544
Photronics, Inc. (a)	18,419	456,055
Plexus Corp. (a)	6,202	847,875
Sanmina Corp. (a)	8,415	576,007
		$3,836,823
Energy - Independent – 1.6%
Berry Corp.	70,213	$360,895
CVR Energy, Inc.	4,660	107,320
Par Pacific Holdings, Inc. (a)	15,442	271,779
Permian Resources Corp.	45,561	620,085
		$1,360,079
Energy - Integrated – 0.3%
National Gas Fuel Co.	4,034	$244,501

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.4%
APi Group, Inc. (a)	33,181	$1,095,636
Tutor Perini Corp. (a)	2,598	70,562
		$1,166,198
Food & Beverages – 0.1%
WK Kellogg Co.	5,504	$94,173
Forest & Paper Products – 0.3%
JELD-WEN Holding, Inc. (a)	17,606	$278,351
Gaming & Lodging – 1.4%
International Game Technology PLC	33,527	$714,125
Rush Street Interactive, Inc. (a)	47,586	516,308
		$1,230,433
Insurance – 4.9%
Hanover Insurance Group, Inc.	4,947	$732,700
Jackson Financial, Inc.	11,916	1,087,097
Kemper Corp.	9,259	567,114
Lincoln National Corp.	18,932	596,547
Voya Financial, Inc.	15,177	1,202,322
		$4,185,780
Internet – 2.2%
CarGurus, Inc. (a)	22,658	$680,420
EverQuote, Inc., “A” (a)	19,789	417,350
Yelp, Inc. (a)	13,983	490,524
ZipRecruiter, Inc., “A” (a)	29,391	279,214
		$1,867,508
Leisure & Toys – 2.3%
Brunswick Corp.	4,940	$414,071
Corsair Gaming, Inc. (a)	50,362	350,520
Fox Factory Holding Corp. (a)	3,131	129,936
Funko, Inc., “A” (a)	52,675	643,688
Patrick Industries, Inc.	1,185	168,708
Playtika Holdings Corp.	31,131	246,558
		$1,953,481
Machinery & Tools – 2.7%
Flowserve Corp.	17,831	$921,684
Hyster-Yale, Inc.	710	45,277
Olympic Steel, Inc.	7,722	301,158
Timken Co.	11,951	1,007,350
		$2,275,469
Major Banks – 0.8%
Comerica, Inc.	4,230	$253,419
Hope Bancorp, Inc.	10,469	131,491
Metro Bank Holdings PLC (a)	5,155	271,050
		$655,960
Medical & Health Technology & Services – 4.3%
Encompass Health Corp.	14,428	$1,394,322
Health Catalyst, Inc. (a)	63,597	517,680
Owens & Minor, Inc. (a)	19,788	310,474
Teladoc Health, Inc. (a)	72,640	666,835

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Verdigm, Inc. (a)	80,759	$783,362
		$3,672,673
Medical Equipment – 3.5%
Anika Therapeutics, Inc. (a)	9,140	$225,758
Concentra Group Holdings, Inc. (a)	14,816	331,286
Envista Holdings Corp. (a)	32,878	649,669
MiMedx Group, Inc. (a)	35,281	208,511
Natera, Inc. (a)	2,009	255,042
OraSure Technologies, Inc. (a)	72,073	307,752
Organogenesis Holdings, Inc. (a)	51,663	147,756
QuidelOrtho Corp. (a)	10,962	499,867
Veracyte, Inc. (a)	1,870	63,655
ZimVie, Inc. (a)	19,564	310,481
		$2,999,777
Metals & Mining – 0.3%
Ryerson Holding Corp.	14,437	$287,441
Natural Gas - Distribution – 1.0%
Southwest Gas Holdings, Inc.	4,292	$316,578
UGI Corp.	19,639	491,368
		$807,946
Oil Services – 2.0%
Expro Group Holdings N.V. (a)	13,311	$228,550
NOV, Inc.	43,177	689,537
Oil States International, Inc. (a)	4,483	20,622
Select Water Solutions, Inc.	25,790	287,043
Weatherford International PLC	6,030	512,067
		$1,737,819
Other Banks & Diversified Financials – 13.4%
Amalgamated Financial Corp.	17,399	$545,807
Atlanticus Holdings Corp. (a)	1,418	49,743
Bank of N.T. Butterfield & Son Ltd.	13,829	510,013
Bank OZK	9,799	421,259
Bread Financial Holdings, Inc.	5,273	250,889
Cathay General Bancorp, Inc.	24,502	1,052,361
Columbia Banking System, Inc.	44,393	1,159,101
East West Bancorp, Inc.	10,142	839,149
Equity Bancshares, Inc., “A”	7,969	325,773
Kearny Financial Corp. of Maryland	14,347	98,564
Navient Corp.	23,376	364,432
OFG Bancorp	6,617	297,236
Orrstown Financial Services, Inc.	3,139	112,878
Popular, Inc.	11,692	1,172,357
PROG Holdings, Inc.	13,166	638,419
Provident Financial Services, Inc.	27,305	506,781
SLM Corp.	51,363	1,174,672
United Community Bank, Inc.	25,283	735,230
Wintrust Financial Corp.	10,651	1,155,953
		$11,410,617
Pharmaceuticals – 6.4%
ACADIA Pharmaceuticals, Inc. (a)	11,982	$184,283
Alkermes PLC (a)	10,503	293,979
Amicus Therapeutics, Inc. (a)	24,737	264,191
Amneal Pharmaceuticals, Inc. (a)	37,423	311,359

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Annexon, Inc. (a)	7,941	$47,011
Arcturus Therapeutics Holdings, Inc. (a)	9,609	223,025
Catalyst Pharmaceuticals, Inc. (a)	15,253	303,229
Coherus BioSciences, Inc. (a)	19,408	20,184
Collegium Pharmaceutical, Inc. (a)	1,378	53,246
Cytokinetics, Inc. (a)	7,234	381,955
Ironwood Pharmaceuticals, Inc. (a)	19,522	80,431
Kiniksa Pharmaceuticals International PLC (a)	13,114	327,719
Kymera Therapeutics, Inc. (a)	7,537	356,726
Macrogenics, Inc. (a)	7,999	26,317
Neurocrine Biosciences, Inc. (a)	1,703	196,220
Nurix Therapeutics, Inc. (a)	13,625	306,154
Organon & Co.	56,644	1,083,600
Pacira BioSciences, Inc. (a)	2,830	42,591
PTC Therapeutics, Inc. (a)	8,789	326,072
Ultragenyx Pharmaceutical, Inc. (a)	4,309	239,365
Vanda Pharmaceuticals, Inc. (a)	36,045	169,051
Zymeworks, Inc. (a)	15,676	196,734
		$5,433,442
Railroad & Shipping – 1.2%
Ardmore Shipping Corp.	1,769	$32,019
Scorpio Tankers, Inc.	7,053	502,879
Teekay Tankers Ltd., “A” (a)	8,960	521,920
		$1,056,818
Real Estate – 4.0%
Broadstone Net Lease, Inc., REIT	51,660	$978,957
Cushman & Wakefield PLC (a)	90,230	1,229,835
Essential Properties Realty Trust, REIT	8,910	304,276
Tanger, Inc., REIT	25,666	851,598
		$3,364,666
Real Estate - Office – 2.9%
Highwoods Properties, Inc., REIT	31,056	$1,040,687
Piedmont Office Realty Trust, Inc., REIT	138,892	1,402,809
		$2,443,496
Specialty Chemicals – 0.8%
Tronox Holdings PLC	46,754	$684,011
Specialty Stores – 1.7%
Carvana Co. (a)	6,480	$1,128,233
Leslie's, Inc. (a)	32,861	103,841
Victoria's Secret & Co. (a)	7,069	181,673
		$1,413,747
Trucking – 0.9%
Saia, Inc. (a)	1,776	$776,574
Utilities - Electric Power – 0.5%
Portland General Electric Co.	8,845	$423,675
Total Common Stocks		$84,379,883

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.07% (v)	679,274	$679,478

Other Assets, Less Liabilities – (0.0)%		(31,859)
Net Assets – 100.0%		$85,027,502
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $679,478 and $84,379,883, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$84,379,883	$—	$—	$84,379,883
Mutual Funds	679,478	—	—	679,478
Total	$85,059,361	$—	$—	$85,059,361
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended September 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$352,215	$10,426,899	$10,099,822	$112	$74	$679,478
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,724	$—